Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 154,655	$ 153,093
Restricted cash	20,162	22,009
Marketable securities	4,056	3,684
Trade accounts receivable, net	50,891	22,704
Other current assets	39,035	29,351
Related party receivables	2,565	3
Derivative instruments receivable	1,394	572
Inventories	48,817	25,165
Prepaid expenses	13,333	10,440
Voyages in progress	28,348	13,435
Favorable charter party contracts	1,906	4,073
Total current assets	365,162	284,529
Vessels and equipment, net	2,964,677	2,267,686
Vessels held for sale	0	9,504
Finance leases, right of use assets, net	106,069	113,480
Operating leases, right of use assets, net	19,550	22,739
Investments in associated companies	19,932	16,399
Related party receivables	6,228	6,228
Other long term assets	1,058	502
Total assets	3,482,676	2,721,067
Current liabilities
Current portion of long-term debt	85,062	87,831
Current portion of long-term related party debt	27,058	0
Current portion of finance lease obligations	24,197	23,475
Current portion of operating lease obligations	16,173	16,783
Derivative instruments payable	18,106	27,692
Unfavorable charter party contracts	1,056	0
Related party payables	37,681	4,865
Trade accounts payables	7,179	18,402
Accrued expenses	41,105	34,550
Other current liabilities	46,632	28,077
Total current liabilities	304,249	241,675
Long-term liabilities
Long-term debt	858,307	957,652
Long-term related party debt	386,542	0
Non-current portion of finance lease obligations	115,340	127,730
Non-current portion of operating lease obligations	18,400	25,254
Total liabilities	1,682,838	1,352,311
Commitments and contingencies
Equity
Share capital (Shares issued: 2021: 201,190,621 shares. 2020: 144,272,697 shares. Outstanding shares: 2021: 200,415,621 shares. 2020: 143,327,697 shares. All shares are issued and outstanding at par value $0.05)	10,061	7,215
Treasury shares	(4,422)	(5,386)
Additional paid in capital	0	979
Contributed capital surplus	2,033,237	1,732,670
Accumulated deficit	(239,038)	(366,722)
Total equity	1,799,838	1,368,756
Total liabilities and equity	$ 3,482,676	$ 2,721,067